SHARE-BASED COMPENSATION - Valuation (Details)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Expected volatility	55.92%
Expected volatility	56.26%
Risk-free interest rate	3.60%
Risk-free interest rate	3.97%
Expected dividend yield	0.00%
Minimum
SHARE-BASED COMPENSATION
Expected term (in years)	9 months
Maximum
SHARE-BASED COMPENSATION
Expected term (in years)	1 year